UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	96,714	$10,728,484

		$10,728,484

Banks — 5.2%
Bank of America Corp.	311,928	$5,309,014
JPMorgan Chase & Co.	251,175	17,019,618
PNC Financial Services Group, Inc. (The)	77,884	7,449,605

		$29,778,237

Beverages — 1.6%
Constellation Brands, Inc., Class A	76,988	$8,932,148

		$8,932,148

Biotechnology — 3.2%
Celgene Corp.(2)	86,133	$9,968,603
Gilead Sciences, Inc.	70,174	8,215,972

		$18,184,575

Capital Markets — 1.8%
Credit Suisse Group AG	370,350	$10,217,020

		$10,217,020

Chemicals — 2.0%
Monsanto Co.	72,063	$7,681,195
Praxair, Inc.	33,474	4,001,817

		$11,683,012

Communications Equipment — 1.9%
QUALCOMM, Inc.	175,234	$10,974,905

		$10,974,905

Consumer Finance — 1.7%
American Express Co.	122,698	$9,536,089

		$9,536,089

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	58,422	$2,723,049
Zayo Group Holdings, Inc.(2)	109,300	2,811,196

		$5,534,245

Electric Utilities — 1.4%
NextEra Energy, Inc.	81,908	$8,029,441

		$8,029,441

Electrical Equipment — 0.5%
Generac Holdings, Inc.(2)	70,700	$2,810,325

		$2,810,325

Electronic Equipment, Instruments & Components — 2.6%
Corning, Inc.	747,534	$14,748,846

		$14,748,846

Food & Staples Retailing — 2.7%
CVS Health Corp.	149,700	$15,700,536

		$15,700,536

Food Products — 4.2%
General Mills, Inc.	174,051	$9,698,122
Mondelez International, Inc., Class A	230,454	9,480,878
Unilever NV	124,914	5,222,544

		$24,401,544

Security	Shares	Value
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	248,030	$12,173,313
Medtronic PLC	155,753	11,541,297

		$23,714,610

Health Care Technology — 1.5%
Cerner Corp.(2)	120,971	$8,354,257

		$8,354,257

Industrial Conglomerates — 6.8%
Danaher Corp.	117,359	$10,044,757
General Electric Co.	744,064	19,769,781
Roper Technologies, Inc.	54,614	9,418,730

		$39,233,268

Insurance — 2.8%
Aflac, Inc.	139,958	$8,705,387
XL Group PLC	204,528	7,608,442

		$16,313,829

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(2)	34,507	$14,979,144

		$14,979,144

Internet Software & Services — 5.8%
Facebook, Inc., Class A(2)	65,135	$5,586,303
Google, Inc., Class C(2)	42,238	21,985,301
Twitter, Inc.(2)	150,866	5,464,367

		$33,035,971

IT Services — 2.7%
Visa, Inc., Class A	230,385	$15,470,353

		$15,470,353

Machinery — 1.6%
Deere & Co.	96,924	$9,406,474

		$9,406,474

Media — 5.6%
Comcast Corp., Class A	180,061	$10,828,868
Live Nation Entertainment, Inc.(2)	262,273	7,209,885
Walt Disney Co. (The)	121,872	13,910,470

		$31,949,223

Multi-Utilities — 1.3%
Sempra Energy	77,585	$7,676,260

		$7,676,260

Multiline Retail — 2.2%
Dollar General Corp.	165,982	$12,903,441

		$12,903,441

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	68,744	$5,366,156
Devon Energy Corp.	147,945	8,801,248
Exxon Mobil Corp.	167,015	13,895,648
Occidental Petroleum Corp.	137,649	10,704,963

		$38,768,015

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	87,668	$5,833,429
Eli Lilly & Co.	99,723	8,325,873
Merck & Co., Inc.	182,779	10,405,608
Perrigo Co. PLC	56,238	10,394,470
Teva Pharmaceutical Industries, Ltd. ADR	71,430	4,221,513

		$39,180,893

Real Estate Investment Trusts (REITs) — 2.2%
Simon Property Group, Inc.	72,246	$12,500,003

		$12,500,003

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(2)	85,457	$8,391,877

		$8,391,877

Software — 4.7%
Microsoft Corp.	214,746	$9,481,036
Oracle Corp.	428,557	17,270,847

		$26,751,883

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	168,600	$21,146,655

		$21,146,655

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	103,230	$11,150,905

		$11,150,905

Tobacco — 2.0%
Altria Group, Inc.	230,474	$11,272,483

		$11,272,483

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC	2,223,220	$8,110,067

		$8,110,067

Total Common Stocks (identified cost $503,291,623)		$571,569,018

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(3)	$1,874	$1,873,827

Total Short-Term Investments (identified cost $1,873,827)		$1,873,827

Total Investments — 100.1% (identified cost $505,165,450)		$573,442,845

Covered Call Options Written — (0.2)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	1,240	$50.00	7/17/15	$(65,720)
Aflac, Inc.	700	65.00	8/21/15	(32,550)
Altria Group, Inc.	1,155	52.50	7/2/15	(6,930)
Amazon.com, Inc.	170	447.50	7/2/15	(4,420)
Anadarko Petroleum Corp.	345	90.00	7/2/15	(690)
Apple, Inc.	845	135.00	7/2/15	(422)
Bank of America Corp.	1,565	17.50	7/2/15	(2,347)
Bristol-Myers Squibb Co.	440	68.00	7/10/15	(12,320)
Celgene Corp.	430	126.00	7/31/15	(28,165)
Cerner Corp.	605	75.00	8/21/15	(45,375)
Comcast Corp., Class A	900	63.00	7/31/15	(36,000)
Constellation Brands, Inc., Class A	385	125.00	7/17/15	(14,438)
Corning, Inc.	2,825	22.00	7/17/15	(7,063)
CVS Health Corp.	750	108.00	7/24/15	(41,250)
Danaher Corp.	585	90.00	8/21/15	(48,263)
Deere & Co.	480	99.50	7/31/15	(69,600)
Devon Energy Corp.	740	66.00	7/10/15	(4,070)
Dollar General Corp.	830	78.50	7/10/15	(53,950)
Eli Lilly & Co.	500	87.50	7/17/15	(26,500)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Exxon Mobil Corp.	835	$86.50	7/10/15	$(5,427)
Facebook, Inc., Class A	325	95.00	7/31/15	(18,850)
Generac Holdings, Inc.	350	42.50	7/17/15	(6,125)
General Electric Co.	3,730	28.50	7/24/15	(20,515)
Gilead Sciences, Inc.	350	126.00	7/24/15	(27,475)
Google, Inc., Class C	210	555.00	7/24/15	(64,050)
JPMorgan Chase & Co.	1,260	70.50	7/24/15	(39,060)
Medtronic PLC	780	79.00	7/10/15	(1,950)
Merck & Co., Inc.	915	60.50	7/10/15	(2,287)
Microsoft Corp.	750	48.00	7/10/15	(1,125)
Mondelez International, Inc., Class A	1,155	44.00	8/21/15	(43,313)
Monsanto Co.	360	122.00	7/2/15	(5,220)
NextEra Energy, Inc.	410	105.00	8/21/15	(20,500)
NIKE, Inc., Class B	515	113.00	7/31/15	(25,750)
NXP Semiconductors NV	425	115.00	8/21/15	(36,125)
Occidental Petroleum Corp.	690	81.00	7/24/15	(35,190)
Oracle Corp.	2,150	43.00	7/24/15	(13,975)
PNC Financial Services Group, Inc. (The)	390	100.00	7/17/15	(7,605)
Praxair, Inc.	165	130.00	8/21/15	(7,012)
QUALCOMM, Inc.	875	70.50	7/24/15	(12,688)
Roper Technologies, Inc.	270	185.00	8/21/15	(27,000)
Sempra Energy	385	110.00	8/21/15	(9,625)
Simon Property Group, Inc.	360	190.00	8/21/15	(14,940)
Teva Pharmaceutical Industries, Ltd. ADR	230	63.50	7/10/15	(3,220)
Twitter, Inc.	755	40.00	7/17/15	(31,710)
United Technologies Corp.	485	119.00	7/24/15	(10,670)
Verizon Communications, Inc.	290	50.50	7/2/15	(1,015)
Visa, Inc., Class A	1,155	71.50	7/24/15	(26,565)
Walt Disney Co. (The)	605	117.00	7/31/15	(55,055)
XL Group PLC	1,025	40.00	8/21/15	(23,063)
Zayo Group Holdings, Inc.	545	30.00	8/21/15	(6,812)

Total Covered Call Options Written (premiums received $2,231,686)				$(1,103,990)

Other Assets, Less Liabilities — 0.1%				$811,376

Net Assets — 100.0%				$573,150,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2015 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2015 was $4,320.

Written options activity for the fiscal year to date ended June 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	33,675	$2,526,708
Options written	291,031	19,522,284
Options terminated in closing purchase transactions	(129,876)	(8,880,930)
Options exercised	(4)	(41)
Options expired	(156,591)	(10,936,335)

Outstanding, end of period	38,235	$2,231,686

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,103,990.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$505,323,925

Gross unrealized appreciation	$82,736,027
Gross unrealized depreciation	(14,617,107)

Net unrealized appreciation	$68,118,920

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$70,982,713	$—		$—	$70,982,713
Consumer Staples	55,084,167	5,222,544		—	60,306,711
Energy	38,768,015	—		—	38,768,015
Financials	68,128,158	10,217,020		—	78,345,178
Health Care	89,434,335	—		—	89,434,335
Industrials	62,178,551	—		—	62,178,551
Information Technology	130,520,490	—		—	130,520,490
Materials	11,683,012	—		—	11,683,012
Telecommunication Services	5,534,245	8,110,067		—	13,644,312
Utilities	15,705,701	—		—	15,705,701
Total Common Stocks	$548,019,387	$23,549,631	*	$—	$571,569,018
Short-Term Investments	$—	$1,873,827		$—	$1,873,827
Total Investments	$548,019,387	$25,423,458		$—	$573,442,845

Liability Description
Covered Call Options Written	$(1,103,990)	$—		$—	$(1,103,990)
Total	$(1,103,990)	$—		$—	$(1,103,990)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015